Accrued Expenses and Other Payables (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Accrued Liabilities and Other Liabilities [Abstract]
Accrued salaries and benefits		$ 581	$ 487
Accrued professional fees		88	1,515
Advance received from customers		584	632
Construction payable and others		152	93
Accrued expenses and other payables	[1]	$ 1,405	$ 2,727

[1]	Certain comparative amounts have been reclassified to conform with the current period's presentation and disclosure.